SCHEDULE OF COMPUTATION OF DILUTED NET EARNINGS (LOSS) PER SHARE OF COMMON STOCK (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	28,524,084	20,584,000	28,524,084	20,584,000	23,884,957
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	18,000,000	17,900,000	18,000,000	17,900,000	17,900,000
RSUs Issued and Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	10,524,084	2,684,000	10,524,084	2,684,000	5,984,957